RELATED PARTIES AND OTHER RELATIONSHIPS (Tables)	12 Months Ended
Feb. 23, 2019
Related Party Transactions [Abstract]
Schedule of Related Party Activities
Activities with SuperValu that are included in the Consolidated Statements of Operations and Comprehensive Income (Loss) consisted of the following (in millions):

	Fiscal 2018	Fiscal 2017	Fiscal 2016
Supply agreements included in Cost of sales	$1,064.8	$1,674.7	$1,749.1
Selling and administrative expenses	40.7	119.4	157.1

Total	$1,105.5	$1,794.1	$1,906.2